Leases - Summary of Amounts Recognized in Statement of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Depreciation Charge Of Right Of Use Assets [Line Items]
Depreciation and impairment charge of right-of-use assets	$ (12,489)	$ (6,130)	$ (4,378)
Interest expenses—lease liabilities	(5,026)	(1,462)	(1,216)
Expense relating to short-term leases	(576)	(314)	(331)
Expense relating to leases of low-value assets that are not shown above as short-term leases	(1,605)	(1,984)	(1,593)
Land and Buildings
Disclosure Of Depreciation Charge Of Right Of Use Assets [Line Items]
Depreciation and impairment charge of right-of-use assets	(7,507)	(3,149)	(1,708)
Plant and Machinery
Disclosure Of Depreciation Charge Of Right Of Use Assets [Line Items]
Depreciation and impairment charge of right-of-use assets	$ (4,982)	$ (2,981)	$ (2,670)